Stock-Based Compensation - Schedule of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Beginning balance, Shares	18,101,548	15,001,672
Shares, Granted		3,811,151
Shares, Exercised		(253,027)
Shares, Cancelled or forfeited		(458,248)
Ending balance, Shares		18,101,548	15,001,672
Shares, Vested and expected to vest		18,101,548
Shares, Exercisable		7,449,211
Beginning balance, Weighted-Average Exercise Price	$ 1.14	$ 0.62
Weighted-Average Exercise Price, Granted		3.2
Weighted-Average Exercise Price, Exercised		0.57
Weighted-Average Exercise Price, Cancelled or forfeited		1.61
Ending balance, Weighted-Average Exercise Price		1.14	$ 0.62
Weighted-Average Exercise Price, Vested and expected to vest		1.14
Weighted-Average Exercise Price, Exercisable		$ 0.51
Beginning balance, Weighted-Average Remaining Contractual Term		8 years	8 years 6 months
Ending balance, Weighted-Average Remaining Contractual Term		8 years	8 years 6 months
Weighted-Average Remaining Contractual Term, Vested and expected to vest		8 years
Weighted-Average Remaining Contractual Term, Exercisable		6 years 10 months 24 days
Beginning balance, Aggregate Intrinsic Value	$ 139,505	$ 9,170
Aggregate Intrinsic Value, Exercised		2,096
Ending balance, Aggregate Intrinsic Value		139,505	$ 9,170
Aggregate Intrinsic Value, Vested and expected to vest		139,505
Aggregate Intrinsic Value, Exercisable, Aggregate Intrinsic Value		$ 62,157
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Beginning balance, Shares	18,101,548
Shares, Granted	6,713,069
Shares, Exercised	(760,534)
Shares, Cancelled or forfeited	(525,276)
Ending balance, Shares	23,528,807	18,101,548
Shares, Vested and expected to vest	23,528,807
Shares, Exercisable	8,891,469
Beginning balance, Weighted-Average Exercise Price	$ 1.14
Weighted-Average Exercise Price, Granted	5.79
Weighted-Average Exercise Price, Exercised	0.46
Weighted-Average Exercise Price, Cancelled or forfeited	1.36
Ending balance, Weighted-Average Exercise Price	2.49	$ 1.14
Weighted-Average Exercise Price, Vested and expected to vest	2.49
Weighted-Average Exercise Price, Exercisable	$ 0.71
Beginning balance, Weighted-Average Remaining Contractual Term	8 years 2 months 12 days	8 years
Ending balance, Weighted-Average Remaining Contractual Term	8 years 2 months 12 days	8 years
Weighted-Average Remaining Contractual Term, Vested and expected to vest	8 years 2 months 12 days
Weighted-Average Remaining Contractual Term, Exercisable	6 years 9 months 18 days
Beginning balance, Aggregate Intrinsic Value	$ 139,505
Aggregate Intrinsic Value, Exercised	250
Ending balance, Aggregate Intrinsic Value	22,335	$ 139,505
Aggregate Intrinsic Value, Vested and expected to vest	22,335
Aggregate Intrinsic Value, Exercisable, Aggregate Intrinsic Value	$ 13,792